RULE ONE FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

					Shares		Fair Value
52.97%	COMMON STOCKS

26.07%	COMMUNICATION SERVICES
	Activision Blizz				194,000		$14,421,960
	Alphabet, Inc. Class A*				61,000		5,834,650
	Netflix, Inc.**				73,000		17,187,120
							37,443,730
2.19%	CONSUMER DISCRETIONARY
	Sturm, Ruger & Co., Inc.				61,947		3,146,288
5.02%	CONSUMER STAPLES
	Sprouts Farmers Market, Inc.*				260,000		7,215,000
11.47%	FINANCIALS
	Bank OZK				416,269		16,467,602
5.09%	INDUSTRIALS
	Huntington Ingalls Industries, Inc.				33,000		7,309,500
3.13%	REAL ESTATE
	Armada Hoffler Properties, Inc.				433,400		4,498,692
52.97%	TOTAL COMMON STOCKS						76,080,812
0.61%	EXCHANGE TRADED FUND
	iShares Silver Trust ETF*				50,000		875,000
0.61%	TOTAL EXCHANGE TRADED FUND						875,000
21.65%	MONEY MARKET FUNDS
	Federated Government Obligations Fund Institutional Class 2.81%**				31,099,928		31,099,928
0.00%	PURCHASED OPTIONS
0.00%	PUT OPTIONS
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date		Value

	Goldman Sachs GP	23	$ 7,489,587	$265.00	10/15/2022		$4,301
0.00%	TOTAL PURCHASED OPTIONS						4,301
						`
75.23%	TOTAL INVESTMENTS						108,060,041
24.77%	Other assets, net of liabilities						35,579,014
100.00%	NET ASSETS						$143,639,055

*Non-income producing

** Effective 7 day yield as of September 30, 2022

RULE ONE FUND

SCHEDULE OF OPTIONS WRITTEN

September 30, 2022 (unaudited)

0.00%	OPTIONS WRITTEN
0.00%	PUT OPTIONS
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value

	Goldman Sachs GP	23	$(7,489,587)	$270.00	10/15/2022	$(5,704)
	TOTAL PUT OPTIONS WRITTEN					$(5,704)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investment as of September 30, 2022:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
Quoted Prices		Observable Inputs	Inputs		Total
Common Stocks	$76,080,812	$-		$-	$76,080,812
Exchange Traded Funds	875,000	-		-	875,000
Money Market Funds	31,099,928	-		-	31,099,928
Options Purchased	-	4,301		-	4,301
Total Investments	$108,055,740	$4,301		$-	$108,060,041

Options Written	$-	$(5,704)		$-	$(5,704)

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2022.
At September 30, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $107,385,463 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation			$10,450,976
		Gross unrealized depreciation			(9,782,102)

		Net unrealized appreciation			$668,874